Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Table of Other Assets

	December 31, 2022	December 31, 2021
Prepayments	3,567,227	6,391,905
Tax advances	2,546,262	3,689,794
Advances to personnel	1,597,335	1,423,642
Advances to suppliers of goods	900,865	986,280
Other miscellaneous assets	498,605	555,129
Foreclosed assets	26,340	28,070
Others	267,806	285,330

TOTAL	9,404,440	13,360,150